111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  May 5, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Variable Insurance Trust (the “Trust”) (File Nos. 33-74668 and 811-8326) on behalf of MFS® Global Equity Series, MFS® Growth Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Research Series, MFS® Total Return Bond Series, MFS® Total Return Series, MFS® Utilities Series, and MFS® Value Series (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses for MFS® Global Equity Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Research Series, MFS® Total Return Bond Series, MFS® Total Return Series, MFS® Utilities Series, and MFS® Value Series and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 56 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2025. The Prospectus for MFS® Growth Series, as supplemented, has been filed separately pursuant to Rule 497(c) under the Securities Act of 1933.

 Please call the undersigned at (617) 954-4873 or Vanessa Rodriguez-Jimenez at (617) 954-5831 with any questions you may have.

  Sincerely,

  DJANIRA LEAL

  Djanira Leal

  Assistant Counsel